Pensions - Sensitivities of the present value of defined benefit obligation (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Y	Dec. 31, 2016 GBP (£) Y
Pensions
Percentage of defined benefit obligations with applied sterling yield curve	96.00%
Main Scheme
Pensions
Weighted average duration of defined benefit obligation (in years) | Y	21	20.9
Active members	16.20%	18.10%
Deferred members	47.30%	45.90%
Pensioners and dependants	36.50%	36.00%
Total proportions to the different classes of scheme	100.00%	100.00%
Discount rate | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/Increase in obligation	£ (1,964)	£ (1,978)
Inflation | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/Increase in obligation	£ 1,329	£ 1,552
Pension increase | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/Increase in obligation	£ 1,328	£ 1,339
Longevity increase | Main Scheme
Pensions
(Decrease)/Increase in obligation	£ 1,478	£ 1,522